NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

On September 27, 2024, to formalize the related party working capital advances in Note 4, the Company issued three non-convertible 20% OID notes payable to related parties for a total face value of $1,066,391. The notes were due the earlier of June 27, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The notes bear no interest, however upon repayment, the Company shall pay the holder an exit fee equal to 5% of the principal amount.

have a 5% interest rate and had original issuance discounts totaling $213,278 and were unsecured.

NOTE 6 – NOTES PAYABLE As of December 31, 2023, the Company had no outstanding notes payable.